UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       November 10, 2011
---------------------------   ------------------------   -------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          29
                                                 -----------------
Form 13F Information Table Value Total:          43,671
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7           COLUMN 8
                                                             VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE OIL & GAS LTD       COM              00765F101        75     20,000   SH         SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102     4,304    954,253   SH         SOLE                954,253
------------------------------------------------------------------------------------------------------------------------------------
BROADWIND ENERGY INC          COM              11161T108        32    100,000   SH         SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW          131347304     1,690    120,000   SH         SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM NEW          16411R208        19      2,500   SH  CALL   SOLE                  2,500
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM NEW          16411R208       275      2,500   SH  PUT    SOLE                  2,500
------------------------------------------------------------------------------------------------------------------------------------
COMPLETE PRODUCTION SERVICES  COM              20453E109       622     33,000   SH         SOLE                 33,000
------------------------------------------------------------------------------------------------------------------------------------
EATON CORP                    COM              278058102     5,325    150,000   SH         SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM              29265N108     1,431     35,000   SH         SOLE                 35,000
------------------------------------------------------------------------------------------------------------------------------------
EQUAL ENERGY LTD              COM              29390Q109     2,137    491,400   SH         SOLE                491,400
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HOLDINGS INC         COM              30225X103       389     40,000   SH         SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
FORBES ENERGY SERVICES LTD    COM              345143101       108     21,250   SH         SOLE                 21,250
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GEORESOURCES INC              COM              372476101       164      9,200   SH         SOLE                  9,200
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     COM              42809H107     2,361     45,000   SH         SOLE                 45,000
------------------------------------------------------------------------------------------------------------------------------------
HYPERDYNAMICS CORP            COM              448954107       296     80,000   SH         SOLE                 80,000
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MAGELLAN PETROLEUM CORP       COM              559091301       619    520,000   SH         SOLE                520,000
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MAGNUM HUNTER RESOURCES CORP  COM              55973B102       611    184,600   SH         SOLE                184,600
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MAGNUM HUNTER RESOURCES CORP  COM              55973B103        15     21,960   SH  CALL   SOLE                 21,960
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NEWPARK RESOURCES INC         COM              651718504       323     53,000   SH         SOLE                 53,000
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OASIS PETROLEUM INC           COM              674215108     1,005     45,000   SH         SOLE                 45,000
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POLYMET MINING CORP           COM              731916102       763    615,700   SH         SOLE                615,700
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC          COM              80007P307     1,029    185,000   SH         SOLE                185,000
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER INC    COM              854502101     5,528    112,577   SH         SOLE                112,577
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STEALTHGAS INC                SHS              Y81669106       392    100,000   SH         SOLE                100,000
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SUNOCO INC                    COM              86764P109     8,435    272,000   SH         SOLE                272,000
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US CONCRETE INC               COM NEW          90333L201     2,809    683,426   SH         SOLE                683,426
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VANTAGE DRILLING CO           ORD SHS          G93205113     1,688  1,350,000   SH         SOLE              1,350,000
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WHITING PETROLEUM CORP        COM              966387102     1,228     35,000   SH         SOLE                 35,000
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WHITING PETROLEUM CORP        COM              966387103         1         50   SH  CALL   SOLE                     50
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